Intangible Assets - Intangible Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 12,373	$ 10,262	$ 9,918	$ 9,655
Mortgage servicing rights	3,755	2,953	$ 2,210	$ 2,546
Total	19,528	14,000
Merchant Processing Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets	155	195
Core Deposit Benefits [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets	2,706	49
Trust Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets	50	62
Other Identified Intangibles [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets	$ 489	$ 479